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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended March 31,2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                    Vice President                   (512) 329-0050
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______59_____

Form 13F Information Table Value Total: $__123,605___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2  ITEM 3       ITEM 4     ITEM 5         ITEM 6             ITEM 7           ITEM 8
                                                       FAIR               INVESTMENT DISCRETION                 VOTING AUTHORITY
                                 TITLE                MARKET                                        OTHER
NAME OF ISSUER                    OF     CUSIP         VALUE    SHARE   SOLE   SHARED    NONE      MANAGERS    SOLE   SHARED  NONE
                                 CLASS   NUMBER       (x$1000)  AMOUNT   (A)     (B)     (C)                   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104       873     65,875  SOLE                                    x
American Express                COM     025816109       678     4,549   SOLE                                    x
American Tel & Tel              COM     1957109         1,328   23,574  SOLE                                    x
Ampco Pittsburgh                COM     32037103        410     37,665  SOLE                                    x
Angelica Corp                   COM     34663104        1,250   125,757 SOLE                                    x
Apogee Enterprises              COM     37598109        1,123   283,027 SOLE                                    x
Barrick Gold Corp               COM     67901108        4,232   269,798 SOLE                                    x
Berkshire Hathaway Cl B         COM     84670207        1,261   693     SOLE                                    x
Blair Corp                      COM     092828102       1,277   79,830  SOLE                                    x
Cntl Fnd of CDA Cl A            COM     153501101       338     96,700  SOLE                                    x
Cone Mills Corp                 COM     206813107       1,375   318,768 SOLE                                    x
Cooper Tire & Rubber Co         COM     216831107       400     31,842  SOLE                                    x
CPI Corp.                       COM     125902106       10,982  471,069 SOLE                                    x
Deb Shops Inc.                  COM     242728103       469     34,093  SOLE                                    x
Diageo PLC                      COM     25243Q205       1,767   58,668  SOLE                                    x
Dress Barn                      COM     261570105       1,761   91,495  SOLE                                    x
Dun & Bradstreet Corp           COM     26483B106       3,201   111,835 SOLE                                    x
Dynamics Research Corp          COM     268057106       207     27,085  SOLE                                    x
Eastman Kodak                   COM     277461109       5,067   93,298  SOLE                                    x
Electronic Data Systems Corp    COM     285661104       1,386   21,595  SOLE                                    x
Equitable Resources             COM     294549100       2,754   61,464  SOLE                                    x
Ethan Allen Interiors Inc       COM     297602104       1,596   63,850  SOLE                                    x
Federal Home Loan Mortgage      COM     313400301       1,714   38,790  SOLE                                    x
Great Lakes Chemical Corp       COM     390568103       3,135   92,195  SOLE                                    x
Hancock Fabrics Inc             COM     409900107       1,188   413,143 SOLE                                    x
Helmerich & Payne               COM     423452101       1,465   47,257  SOLE                                    x
Japan OTC Equity                COM     471091108       1,142   105,593 SOLE                                    x
John H Harland                  COM     412693103       148     10,970  SOLE                                    x
Lawson Products                 COM     520776105       4,550   191,082 SOLE                                    x
Lexington Goldfund              COM     528901101       111     40,808  SOLE                                    x
Lufkin Industries               COM     549764108       3,012   207,730 SOLE                                    x
M B I A Inc                     COM     55262C100       2,195   42,155  SOLE                                    x
Matrix Services                 COM     576853105       4,648   854,793 SOLE                                    x
Maxwell Technologies            COM     577767106       3,418   248,565 SOLE                                    x
MetroLogic Instruments          COM     591676101       172     10,400  SOLE                                    x
Miller (Herman)                 COM     600544100       2,622   93,625  SOLE                                    x
Moore Products                  COM     615836103       321     5,859   SOLE                                    x
Nahama & Weagant Energy Co      COM     629775206       4       127,000 SOLE                                    x
NetOptix                        COM     363544107       4,186   24,375  SOLE                                    x
Newhall Land & Farming          COM     651426108       265     9,392   SOLE                                    x
Newmont Mining                  COM     651639106       1,995   88,912  SOLE                                    x
Nicor Inc                       COM     654086107       1,418   43,065  SOLE                                    x
QMS INC                         COM     74726G102       677     174,630 SOLE                                    x
Raven Industries                COM     754212108       228     20,490  SOLE                                    x
Readers Digest Cl B             COM     755267200       475     16,600  SOLE                                    x
Reebok International Limited    COM     758110100       888     96,020  SOLE                                    x
Rollins Inc                     COM     775711104       1,311   88,105  SOLE                                    x
Royce Value Trust               COM     780910105       722     52,253  SOLE                                    x
Schlumberger                    COM     806857108       2,328   30,435  SOLE                                    x
Sears Roebuck                   COM     812387108       3,155   103,027 SOLE                                    x
Shaw Industries Inc             COM     820286102       4,309   283,705 SOLE                                    x
Sigma Aldrich                   COM     826552101       3,591   133,613 SOLE                                    x
Snap-On Inc                     COM     833034101       3,691   140,945 SOLE                                    x
Southwest Gas                   COM     844895102       1,829   95,960  SOLE                                    x
Spectrum Control                COM     847615101       2,231   193,975 SOLE                                    x
TBC Corp.                       COM     872180104       138     27,270  SOLE                                    x
Toys R Us                       COM     892335100       14,676  990,770 SOLE                                    x
Transocean Sedco                COM     g50076103       290     5,657   SOLE                                    x
Wolohan Lumber                  COM     977865104       1,623   154,582 SOLE                                    x



